SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2014
SIGNIFICANT ACCOUNTING POLICIES
ADOPTION OF NEW STANDARDS

ADOPTION OF NEW STANDARDS

Obligations Resulting from Joint and Several Liability Arrangements

Effective January 1, 2014, the Company retrospectively adopted Accounting Standards Update (ASU) 2013-04 which provides measurement and disclosure guidance for obligations with fixed amounts at a reporting date resulting from joint and several liability arrangements. There was no material impact to the consolidated financial statements for the current or prior periods presented as a result of adopting this update.

Parent’s Accounting for the Cumulative Translation Adjustment

Effective January 1, 2014, the Company prospectively adopted ASU 2013-05 which provides guidance on the timing of release of the cumulative translation adjustment into net income when a disposition or ownership change occurs related to an investment in a foreign entity or a business within a foreign entity. There was no material impact to the interim consolidated financial statements as a result of adopting this update.

FUTURE ACCOUNTING POLICY CHANGES

FUTURE ACCOUNTING POLICY CHANGES

Revenue from Contracts with Customers

ASU 2014-09 was issued in May 2014 with the intent of significantly enhancing comparability of revenue recognition practices across entities and industries. The new standard provides a single principles-based, five-step model to be applied to all contracts with customers and introduces new, increased disclosure requirements. The company is currently assessing the impact of the new standard on its consolidated financial statements.  The new standard is effective for annual and interim periods beginning on or after December 15, 2016 and may be applied on either a full or modified retrospective basis.

Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

ASU 2014-08 was issued in April 2014 and changes the criteria and disclosures for reporting discontinued operations. It is anticipated that in general, the revised criteria will result in fewer transactions being categorized as discontinued operations. The adoption of the pronouncement is not anticipated to have a material impact on the Company’s consolidated financial statements. This accounting update is effective for annual and interim periods beginning after December 15, 2014 and is to be applied prospectively.